Trading Activities - Offsetting of Derivative Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Gross Amounts Recognized, Assets	$ 5,000,081	$ 9,574,552
Gross Amounts Offset in the Statements of Financial Condition, Assets	(3,556,814)	(3,112,070)
Amounts Presented in the Statements of Financial Condition, Assets	1,443,267	6,462,482
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets	0	0
Net Amount, Assets	1,443,267	6,462,482
Gross Amounts Recognized, Liabilities	(3,556,814)	(3,112,070)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities	3,556,814	3,112,070
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities	0	0
Net fair value	1,443,267	6,462,482
Future Contract [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	3,831,162	7,228,527
Gross Amounts Offset in the Statements of Financial Condition, Assets	(2,431,726)	(1,519,724)
Amounts Presented in the Statements of Financial Condition, Assets	1,399,436	5,708,803
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets	0	0
Net Amount, Assets	1,399,436	5,708,803
Gross Amounts Recognized, Liabilities	(2,431,726)	(1,519,724)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities	2,431,726	1,519,724
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities	0	0
Forward Contracts [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	1,168,919	2,346,025
Gross Amounts Offset in the Statements of Financial Condition, Assets	(1,125,088)	(1,592,346)
Amounts Presented in the Statements of Financial Condition, Assets	43,831	753,679
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets	0	0
Net Amount, Assets	43,831	753,679
Gross Amounts Recognized, Liabilities	(1,125,088)	(1,592,346)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities	1,125,088	1,592,346
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities	0	0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	3,148,218	6,545,454
Gross Amounts Offset in the Statements of Financial Condition, Assets	(3,148,218)	(2,474,987)
Amounts Presented in the Statements of Financial Condition, Assets		4,070,467
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets	0	0
Net Amount, Assets		4,070,467
Gross Amounts Recognized, Liabilities	(3,537,796)	(2,474,987)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities	3,148,218	2,474,987
Amounts Presented in the Statements of Financial Condition, Liabilities	(389,578)
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities	0	0
Net Amount, Liabilities	(389,578)
Net fair value	(389,578)	4,070,467
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Future Contract [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	1,246,261	4,533,559
Gross Amounts Offset in the Statements of Financial Condition, Assets	(1,246,261)	(797,767)
Amounts Presented in the Statements of Financial Condition, Assets		3,735,792
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets	0	0
Net Amount, Assets		3,735,792
Gross Amounts Recognized, Liabilities	(1,548,907)	(797,767)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities	1,246,261	797,767
Amounts Presented in the Statements of Financial Condition, Liabilities	(302,646)
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities	0	0
Net Amount, Liabilities	(302,646)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	1,901,957	2,011,895
Gross Amounts Offset in the Statements of Financial Condition, Assets	(1,901,957)	(1,677,220)
Amounts Presented in the Statements of Financial Condition, Assets		334,675
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets	0	0
Net Amount, Assets		334,675
Gross Amounts Recognized, Liabilities	(1,988,889)	(1,677,220)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities	1,901,957	1,677,220
Amounts Presented in the Statements of Financial Condition, Liabilities	(86,932)
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities	0	$ 0
Net Amount, Liabilities	$ (86,932)